Subsequent Events	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 11, 2021, the Company entered into an agreement and plan of merger (the “Merger Agreement”), by and among the Company, Merger Sub and MoneyLion, which provides for Merger Sub to merge with and into MoneyLion with MoneyLion surviving the merger as a wholly owned subsidiary of the Company (the “Business Combination”). In addition, in connection with the consummation of the Business Combination, the Company will be renamed as determined by MoneyLion and is referred to herein as “New MoneyLion” as of the time following such change of name.

Under the Merger Agreement, the Company has agreed to acquire all of the outstanding shares of common stock of MoneyLion for $2,200,000,000 in aggregate consideration. MoneyLion stockholders will receive shares of Class A common stock of New MoneyLion (valued at $10.00 per share), and, if elected by MoneyLion, cash consideration up to the lower of (A) the amount (which may be zero) by which the Parent Closing Cash (as defined in the Merger Agreement) exceeds $260,000,000 and (B) $100,000,000, together with a contingent right to receive a pro rata portion of up to 17,500,000 shares of Class A common stock of New MoneyLion (the “Earn Out Shares”).

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.